Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Supplemental Expense Information

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Research and development expenses	¥31,214	¥27,856	¥25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	29,253	23,861	26,517